                          OPPENHEIMER GLOBAL FUND
                   Supplement dated January 2, 2003 to the
         Statement of Additional Information dated November 22, 2002

      The Statement of Additional Information is changed as follows:

1.    Effective  December 31, 2002, Mr. Leon Levy resigned as a Trustee of the
   Fund  and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the  Board,
   effective  January  1,  2003.   Therefore,   the  Statement  of  Additional
   Information  is revised by deleting the  biography  for Mr. Levy on page 28 and by adding the following to Mr.  Yeutter's  biography:  "Chairman of the
   Board of Trustees."

2.    In the Trustee  compensation  table on page 33, the title of  "Chairman"
   after Mr.  Levy's  name is  deleted  and the title of  "Chairman"  is added after Mr.  Yeutter's  name. In addition,  the  following  footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

      7. Effective  January 1, 2003,  Clayton  Yeutter became Chairman of the Board of Trustees  of the Board I Funds upon the  retirement of Leon Levy.

January 2, 2003                                             PX330.006